Leases - Summary of Lease Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Lease Liabilities [Roll Forward]
Balance at 1 January	$ 115,315
Adjustments for indexed leases	4,606
New leases	20,647
Cancelled leases	(31)
Installment payments	(4,908)
Foreign currency adjustment	(2,577)
Translation difference	(535)
Balance at 30 June	132,517
Current liabilities	(10,644)	$ (9,683)
Non-current liabilities	$ 121,873	$ 105,632